LEASE	12 Months Ended
Dec. 31, 2025
Lease
LEASE

Note 22 — LEASE

The Company determines if an arrangement is a lease, or contains a lease, at inception. U.S. GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The ROU assets related to offices, office equipment, and commercial vehicles. The Company recognized ROU assets and lease liabilities as follows:

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Assets
Financing lease ROU assets	208,611,550	236,908,226	1,510,894
Operating lease ROU assets	337,330,750	482,694,859	3,078,411
Total lease assets	545,942,300	719,603,085	4,589,305

Liabilities
Current
Finance leases	71,681,545	88,017,810	561,338
Operating leases	110,889,134	138,880,117	885,715
Total	182,570,679	226,897,927	1,447,053

Non-current
Finance leases	140,333,247	144,989,192	924,676
Operating leases	207,353,977	347,365,643	2,215,342
Total	347,687,224	492,354,835	3,140,018

As of December 31, 2025, future minimum lease payments under finance lease liabilities and operating lease liabilities were as follows:

	Finance lease	Operating lease	Finance lease	Operating lease
	JPY	JPY	US$	US$
Future payment
2026	90,401,972	144,499,286	576,543	921,552
2027	66,828,602	111,569,799	426,203	711,542
2028	42,703,496	60,509,545	272,344	385,903
2029	26,242,610	48,152,420	167,364	307,095
2030	8,577,855	51,780,670	54,706	330,234
Thereafter	3,369,400	87,738,230	21,488	559,554
Total future lease payment	238,123,935	504,249,950	1,518,648	3,215,880
Less: imputed interest	(5,116,933)	(18,004,190)	(32,634)	(114,823)
Present value of lease liabilities	233,007,002	486,245,760	1,486,014	3,101,057
Lease liabilities, current	88,017,810	138,880,117	561,338	885,715
Lease liabilities, non-current	144,989,192	347,365,643	924,676	2,215,342

The following summarizes other supplemental information about the Company’s finance leases and operating leases:

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Weighted average remaining lease term (years)
Finance leases	3.44	3.29	3.29
Operating leases	6.48	5.76	5.76

Weighted average discount rate (per annum)
Finance leases	0.96%	1.23%	1.23%
Operating leases	0.97%	1.30%	1.30%